FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis

		March 31,	December 31,
Description	Level	2022	2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$140,447,694	$139,410,739
Liabilities:
Warrant Liability – Private Placement Warrants	3	$3,762,000	$3,351,600
Conversion Option Liability (see Note 5)	3	$76,788	$6,892

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	1	$139,410,739
Liabilities:
Warrant Liability - Private Placement Warrants	3	$3,351,600
Conversion Option Liability (see Note 5)	3	$6,892

Schedule of quantitative information regarding Level 3 fair value measurements

	As of	As of
	March 31,	December 31,
	2022	2021
Stock price	$10.18	$10.04
Strike price	$11.50	$11.50
Term (in years)	5.50	5.28
Volatility	5.3%	8.3%
Risk-free rate	2.40%	1.28%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.55	$0.49

As of
December 31,
2021
Stock price	$10.04
Strike price	$11.50
Term (in years)	5.28
Volatility	8.3%
Risk-free rate	1.28%
Dividend yield	0.0%
Fair value of warrants	$0.49

Schedule of changes in the fair value of warrant liabilities

Private
Placement
Fair value as of January 1, 2021	$—
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,104,000)
Fair value of as of March 31, 2021	3,625,200
Change in valuation inputs or other assumptions	(273,600)
Fair value of as of December 31, 2021	3,351,600
Change in valuation inputs or other assumptions	410,400
Fair value as of March 31, 2022	$3,762,000

Conversion
Option
Liability
Fair value as of January 1, 2021	$—
Initial measurement on December 20, 2021	18,727
Change in valuation inputs or other assumptions	(11,835)
Fair value of as of December 31, 2021	6,892
Initial measurement on January 10, 2022	—
Initial measurement on January 27, 2022	—
Change in valuation inputs or other assumptions	69,896
Fair value as of March 31, 2022	$76,788

Private
Placement
Fair value as of January 1, 2021	$—
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,377,600)
Fair value as of December 31, 2021	$3,351,600

Schedule of derivative component of the obligation is initially valued and classified as a derivative liability

	March 31,	December 31,
	2022	2022
Underlying warrant value	$0.0283	$0.0103
Exercise price	$0.75	$0.75
Holding period	0.50	0.28
Risk-free rate	2.40%	1.28%
Volatility	5.3%	8.3%
Dividend yield	0.0%	0.0%

		December 20,
		2021
	December 31,	(Initial
	2021	Measurement)
Underlying warrant value	$0.0103	$0.0281
Exercise price	$0.75	$0.75
Holding period	0.28	0.31
Risk-free rate %	1.28%	1.19%
Volatility %	8.3%	9.3%
Dividend yield %	0.0%	0.0%

Schedule of change in the fair value of conversion option liability

Fair value as of January 1, 2021	$—
Initial measurement on December 20, 2021	18,727
Change in fair value	(11,835)
Fair value as of December 31, 2021	$6,892